STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Capital Stock Shares	Additional Accumulated Capital	Accumulated Deficits	Total
Beginning Balance, Shares at Dec. 31, 2013	10,368,500
Beginning Balance, Amount at Dec. 31, 2013	$ 10,369	$ 110,533	$ (572,014)	$ (451,112)
Shares issued, Amount
Net Loss			(88,663)	(88,663)
Ending Balance, Shares at Dec. 31, 2014	10,368,500
Ending Balance, Amount at Dec. 31, 2014	$ 10,369	110,533	(660,677)	(539,775)
Shares issued,Shares	300,500,000
Shares issued, Amount	$ 300,500			300,500
Debt settlement on ownership change		302,816		302,816
Net Loss			167,575	167,575
Ending Balance, Shares at Dec. 31, 2015	310,868,500
Ending Balance, Amount at Dec. 31, 2015	$ 310,869	$ 413,349	$ (493,102)	231,116
Net Loss				(45,741)
Ending Balance, Amount at Sep. 30, 2016				$ 185,375